Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalent		$ 231	$ 166
Other receivables		540	565
Restricted deposit		73	47
Total current assets		844	778
Non-current assets:
Property, plant and equipment, net		52	58
Operating right of use assets			170
Restricted deposit			22
Total non-current assets		52	250
Total assets		896	1,028
Current liabilities:
Trade payables		729	799
Other current liabilities	[1]	2,270	1,717
Total current liabilities		2,999	2,516
Non-current liabilities:
Lease liability less current maturity			72
Total liabilities		2,999	2,588
Shareholders’ equity:
Authorized: 200,000,000 and 90,000,000 shares at June 30, 2026 and December 31, 2025; Issued and outstanding: 1,836,154 and 1,627,859 shares at June 30, 2026 and December 31, 2025, respectively	[2]
Share Premium and Capital Reserve		49,245	46,225
Accumulated deficit		(51,348)	(47,785)
Total Shareholders’ deficit		(2,103)	(1,560)
Total liabilities and shareholders’ deficit		$ 896	$ 1,028

[1]	Including balance with related parties at the amount of $599 thousand and $602 thousand as of June 30, 2026 and December 31, 2025, respectively.
[2]	After giving effect to the reverse share split, see also note 5.